Derivatives - BS Location (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	$ 78	$ 259
Fair Value of Derivative Instruments, Liabilities	197	95
Derivatives designated as hedging instruments
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	48	218
Fair Value of Derivative Instruments, Liabilities	172	13
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other current assets
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	7	107
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other assets
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	20	86
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Liabilities	109	9
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other liabilities
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Liabilities	56	3
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Current balance sheet location
Location and Fair Value Amount of Derivative Instruments
Derivative Notional Amount	2,204	2,160
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Noncurrent balance sheet location
Location and Fair Value Amount of Derivative Instruments
Derivative Notional Amount	1,392	1,459
Derivatives designated as hedging instruments | Interest rate swap contracts | Other assets
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	21	25
Derivatives designated as hedging instruments | Interest rate swap contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Liabilities	1
Derivatives designated as hedging instruments | Interest rate swap contracts | Other liabilities
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Liabilities	6	1
Derivatives designated as hedging instruments | Interest rate swap contracts | Current balance sheet location
Location and Fair Value Amount of Derivative Instruments
Derivative Notional Amount	450
Derivatives designated as hedging instruments | Interest rate swap contracts | Noncurrent balance sheet location
Location and Fair Value Amount of Derivative Instruments
Derivative Notional Amount	1,503	1,953
Derivatives not designated as hedging instruments
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	30	41
Fair Value of Derivative Instruments, Liabilities	25	82
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Other current assets
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	30	41
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Liabilities	25	82
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Current balance sheet location
Location and Fair Value Amount of Derivative Instruments
Derivative Notional Amount	$ 4,974	$ 5,655